Related party transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
From the time of the Company's initial public offering in November of 2006 to June 26, 2013, Perry Partners, L.P. and Perry Partners International, Inc. (together, “Perry”) was a Sponsor of the Company.  As a Sponsor, Perry had an Advisory Services Agreement with the Company under which Perry was entitled to receive reports, financial data and other information from the Company and the Company was entitled to receive consulting services relating to the Company’s operations, affairs and finances.  No fee was charged by Perry for such consulting and advisory services.  On June 26, 2013, the Company and Perry entered into an agreement terminating Perry's Advisory Services Agreement.
There were no material related party transactions during the years ended December 31, 2013 and December 31, 2012. All related party transactions were in the normal course of operations and were measured at the exchange amount, being the consideration established and agreed to by the related parties.